CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Tax effect of other comprehensive income (loss)
American Depositary Shares ("ADSs") to ordinary shares ("Shares") ratio	0.1429	0.1429	0.1429